OPERATING LEASES	6 Months Ended
Jun. 30, 2020
Leases [Abstract]
OPERATING LEASES	OPERATING LEASES
As of June 30, 2020, we had leased in one vessel from SFL and three vessels from unrelated third parties, all of which were classified as operating leases. Additionally, as of June 30, 2020 and December 31, 2019 we had two operating leases for our offices in Oslo and Singapore.

In total we have leased in eight vessels from SFL, one of these vessels was classified as operating lease and remaining seven were classified as finance lease as of June 30, 2020. Up to December 2019 all eight vessels chartered in from SFL were classified as operating leases. In December 2019, seven of the eight charters were amended which resulted in a lease modification whereby these seven leases were remeasured and re-classified to finance leases as of December 31, 2019. With reference to "Note 19, Related Party Transactions ", these contracts were a result of a sale and leaseback transaction with SFL for eight Capesize vessels agreed in 2015. These vessels were sold en-bloc for an aggregate price of $272.0 million. The vessels were delivered to SFL in the third quarter of 2015 and were time chartered-in by one of our subsidiaries for a period of ten years. The daily time charter rate for operating lease is $17,600, of which $7,000 is for operating expenses (including drydocking costs) up until the second quarter of 2022 when the daily time charter rate will be reduced to $14,900 until the expiration of the contracts. In addition, 33% of our aggregate profit from revenues above the daily time charter rate for all eight vessels are calculated and paid on a quarterly basis to SFL. The daily hire payments will be adjusted if the actual three month LIBOR should deviate from a base LIBOR of 0.4% per annum. For each 0.1% point increase/decrease in the interest rate level, the daily charter hire will increase or decrease by $50 per day in the first seven years and $25 per day in the remaining three years. This resulted in an average daily rate of $17,832 for operating lease and $19,771 for finance leases in 2020 and there was no profit share in 2020 ($0.1 million profit share in the six months 2019). We have a purchase option of $112 million en-bloc after 10 years since inception of the leases in 2015. If such option is not exercised, SFL has the option to extend the charters by three years at a daily time charter rate of $14,900 per day. The lease term for these vessels has been determined to be 13 years. Contingent or variable lease expense for eight SFL leases was recorded in the six months 2020 and six months 2019 as an increase in charter hire expense of $0.9 million and $1.7 million, respectively.

For the Ultramax vessel, the Golden Hawk, the daily rate is $13,200 until expiry of the fixed term of the contract in the first quarter of 2022. Based on an agreement to reduce the daily rate to $11,200 from $13,200 for a two-year period from February 20, 2016 to February 20, 2018, we will pay to the lessor $1.75 million on or about February 20, 2022 to compensate for the reduced charter hire. However, if the 6-T/C Baltic Exchange Supramax Index exceeds the daily rate of $13,200, any such excess will be paid to the lessor but limited to the agreed compensation of $1.75 million which will be then reduced with a corresponding amount. As of the second quarter of 2020, no such index linked compensation has been paid. We have allocated the consideration due under the leases between the lease and non-lease components based upon the estimated stand-alone price of the services provided by the owner of the vessels.

In 2019, we took delivery of the Admiral Schmidt and the Vitus Bering. Both vessels are 2019-built 104,550 dwt ice-class vessels, chartered in on time charter for a firm period of three years, with four annual options exercisable by us to extend the lease. The contracts have been determined to be operating leases with a lease term of three years, respectively. The gross hire is determined based on a weighted average of the Baltic Panamax Index (BPI 4TC) and the Baltic Capesize Index (BCI 5TC) with a floor of $9,000 per day.

Furthermore, we are committed to making rental payments under operating leases for office premises. A lease expense of $0.3 million and $0.4 million is recorded in Administrative expenses in the Consolidated Statement of Operations for the first six months of 2020 and for the first six months of 2019, respectively.

We have recognized right of use assets for our long-term operating leases as follows:

(in thousands of $)	SFL Leases	Golden Hawk Lease	A. Schmidt and V. Bering Leases	Office Leases	Total
Balance at January 1, 2020	23,973	2,803	25,417	2,660	54,853
Additions	—	—	8	133	141
Amortization	(1,000)	(531)	(2,964)	(295)	(4,790)
Impairment	(8,054)	(607)	(15,562)	—	(24,223)
Balance at June 30, 2020	14,919	1,665	6,899	2,498	25,981

The amortization of right of use assets relating to leased vessels is presented under charter hire expenses in the statement of operations. The amortization of right of use assets relating to office leases is presented under administrative expenses in the statement of operations.

In the first six months of 2020, we recorded a total of $24.2 million in impairment of right of use assets for operating leases. The loss recorded is equal to the difference between the carrying value of right of use assets and estimated fair value of the leased assets following an impairment review that was triggered by impairment indicators identified in the first six months of 2020.

We have recognized lease obligations for our operating leases as follows:

(in thousands of $)	SFL Leases	Golden Hawk Lease	A. Schmidt and V. Bering Leases	Office Leases	Total
Balance at January 1, 2020	21,070	7,224	25,417	2,676	56,387
Repayments	(1,255)	(1,215)	(4,399)	(169)	(7,038)
Foreign exchange translation	—	—	—	(218)	(218)
Balance at June 30, 2020	19,815	6,009	21,018	2,289	49,131

Current portion	2,584	2,538	9,112	464	14,698
Non-current portion	17,231	3,471	11,906	1,825	34,433

Charter hire and office rent expense

The future minimum rental payments under our non-cancelable operating leases as of June 30, 2020 are as follows:

(in thousands of $)
2020 (remaining six months)	8,514
2021	18,694
2022	11,735
2023	3,356
2024	3,313
Thereafter	10,817
Total minimum lease payments	56,429
Less: Imputed interest	(7,298)
Present value of operating lease liabilities	49,131

Total expense for operating leases, including short term leases, was $12.4 million for the six months ended June 30, 2020 (six months ended June 30, 2019: $38.6 million). Total cash paid in respect of operating leases was $13.0 million in six months ended June 30, 2020 (six months ended June 30, 2019: $33.5 million). The weighted average discount rate in relation to our operating leases was 5.07% and 6.2% for the six months ended June 30, 2020 and June 30, 2019, respectively. The weighted average lease term was 5.4 years and 8 years for the period ended June 30, 2020 and June 30, 2019, respectively.

Rental income
As of June 30, 2020, we leased out 10 vessels on fixed time charter rates (December 31, 2019: 11 vessels) and 13 vessels (December 31, 2019: 16 vessels) on index-linked time charter rates to third parties with initial periods ranging between one year and ten years. All of these leases are classified as operating leases. Our revenues from these leases have been included with time charter revenues in the Condensed Consolidated Statement of Operations, which solely relates to leasing revenues.
The future minimum operating lease revenue receipts under our non-cancelable fixed rate operating leases as of June 30, 2020 are as follows:

(in thousands of $)
2020 (remaining six months)	27,448
2021	2,823
2022	—
2022	—
2023	—
Thereafter	—
Total minimum lease receipts	30,271

The future minimum operating lease revenue receipts are based on the contractual cash inflows under non-cancelable contracts. The charter hire revenue recognition is based upon the straight-line basis, net of amortization of favorable time charter contracts.

As of June 30, 2020, the cost and accumulated depreciation of the 23 vessels which were leased out to third parties, were $1,093.8 million and $159.7 million, respectively. As of December 31, 2019, the cost and accumulated depreciation of the 27 vessels which were leased out to third parties, were $1,235.1 million and $155.1 million, respectively.

OPERATING LEASES	IMPAIRMENT OF RIGHT OF USE ASSETSDuring the first six months of 2020, we recorded an impairment loss of $94.2 million related to our leased vessels. Based on impairment tests performed as of March 31, 2020 on an asset by asset basis, estimated undiscounted cash flows expected to be earned by each of our leased vessels over the remaining lease term were below carrying value of the vessels, and we have adjusted the carrying value of the leased vessels to the fair value of the leased vessels. The impairment consisted of $70.0 million related to seven vessels on financial lease from SFL Corporation Ltd. ("SFL") and $24.2 million related to four vessels on operating leases. OPERATING LEASES
As of June 30, 2020, we had leased in one vessel from SFL and three vessels from unrelated third parties, all of which were classified as operating leases. Additionally, as of June 30, 2020 and December 31, 2019 we had two operating leases for our offices in Oslo and Singapore.

In total we have leased in eight vessels from SFL, one of these vessels was classified as operating lease and remaining seven were classified as finance lease as of June 30, 2020. Up to December 2019 all eight vessels chartered in from SFL were classified as operating leases. In December 2019, seven of the eight charters were amended which resulted in a lease modification whereby these seven leases were remeasured and re-classified to finance leases as of December 31, 2019. With reference to "Note 19, Related Party Transactions ", these contracts were a result of a sale and leaseback transaction with SFL for eight Capesize vessels agreed in 2015. These vessels were sold en-bloc for an aggregate price of $272.0 million. The vessels were delivered to SFL in the third quarter of 2015 and were time chartered-in by one of our subsidiaries for a period of ten years. The daily time charter rate for operating lease is $17,600, of which $7,000 is for operating expenses (including drydocking costs) up until the second quarter of 2022 when the daily time charter rate will be reduced to $14,900 until the expiration of the contracts. In addition, 33% of our aggregate profit from revenues above the daily time charter rate for all eight vessels are calculated and paid on a quarterly basis to SFL. The daily hire payments will be adjusted if the actual three month LIBOR should deviate from a base LIBOR of 0.4% per annum. For each 0.1% point increase/decrease in the interest rate level, the daily charter hire will increase or decrease by $50 per day in the first seven years and $25 per day in the remaining three years. This resulted in an average daily rate of $17,832 for operating lease and $19,771 for finance leases in 2020 and there was no profit share in 2020 ($0.1 million profit share in the six months 2019). We have a purchase option of $112 million en-bloc after 10 years since inception of the leases in 2015. If such option is not exercised, SFL has the option to extend the charters by three years at a daily time charter rate of $14,900 per day. The lease term for these vessels has been determined to be 13 years. Contingent or variable lease expense for eight SFL leases was recorded in the six months 2020 and six months 2019 as an increase in charter hire expense of $0.9 million and $1.7 million, respectively.

For the Ultramax vessel, the Golden Hawk, the daily rate is $13,200 until expiry of the fixed term of the contract in the first quarter of 2022. Based on an agreement to reduce the daily rate to $11,200 from $13,200 for a two-year period from February 20, 2016 to February 20, 2018, we will pay to the lessor $1.75 million on or about February 20, 2022 to compensate for the reduced charter hire. However, if the 6-T/C Baltic Exchange Supramax Index exceeds the daily rate of $13,200, any such excess will be paid to the lessor but limited to the agreed compensation of $1.75 million which will be then reduced with a corresponding amount. As of the second quarter of 2020, no such index linked compensation has been paid. We have allocated the consideration due under the leases between the lease and non-lease components based upon the estimated stand-alone price of the services provided by the owner of the vessels.

In 2019, we took delivery of the Admiral Schmidt and the Vitus Bering. Both vessels are 2019-built 104,550 dwt ice-class vessels, chartered in on time charter for a firm period of three years, with four annual options exercisable by us to extend the lease. The contracts have been determined to be operating leases with a lease term of three years, respectively. The gross hire is determined based on a weighted average of the Baltic Panamax Index (BPI 4TC) and the Baltic Capesize Index (BCI 5TC) with a floor of $9,000 per day.

Furthermore, we are committed to making rental payments under operating leases for office premises. A lease expense of $0.3 million and $0.4 million is recorded in Administrative expenses in the Consolidated Statement of Operations for the first six months of 2020 and for the first six months of 2019, respectively.

We have recognized right of use assets for our long-term operating leases as follows:

(in thousands of $)	SFL Leases	Golden Hawk Lease	A. Schmidt and V. Bering Leases	Office Leases	Total
Balance at January 1, 2020	23,973	2,803	25,417	2,660	54,853
Additions	—	—	8	133	141
Amortization	(1,000)	(531)	(2,964)	(295)	(4,790)
Impairment	(8,054)	(607)	(15,562)	—	(24,223)
Balance at June 30, 2020	14,919	1,665	6,899	2,498	25,981

The amortization of right of use assets relating to leased vessels is presented under charter hire expenses in the statement of operations. The amortization of right of use assets relating to office leases is presented under administrative expenses in the statement of operations.

In the first six months of 2020, we recorded a total of $24.2 million in impairment of right of use assets for operating leases. The loss recorded is equal to the difference between the carrying value of right of use assets and estimated fair value of the leased assets following an impairment review that was triggered by impairment indicators identified in the first six months of 2020.

We have recognized lease obligations for our operating leases as follows:

(in thousands of $)	SFL Leases	Golden Hawk Lease	A. Schmidt and V. Bering Leases	Office Leases	Total
Balance at January 1, 2020	21,070	7,224	25,417	2,676	56,387
Repayments	(1,255)	(1,215)	(4,399)	(169)	(7,038)
Foreign exchange translation	—	—	—	(218)	(218)
Balance at June 30, 2020	19,815	6,009	21,018	2,289	49,131

Current portion	2,584	2,538	9,112	464	14,698
Non-current portion	17,231	3,471	11,906	1,825	34,433

Charter hire and office rent expense

The future minimum rental payments under our non-cancelable operating leases as of June 30, 2020 are as follows:

(in thousands of $)
2020 (remaining six months)	8,514
2021	18,694
2022	11,735
2023	3,356
2024	3,313
Thereafter	10,817
Total minimum lease payments	56,429
Less: Imputed interest	(7,298)
Present value of operating lease liabilities	49,131

Total expense for operating leases, including short term leases, was $12.4 million for the six months ended June 30, 2020 (six months ended June 30, 2019: $38.6 million). Total cash paid in respect of operating leases was $13.0 million in six months ended June 30, 2020 (six months ended June 30, 2019: $33.5 million). The weighted average discount rate in relation to our operating leases was 5.07% and 6.2% for the six months ended June 30, 2020 and June 30, 2019, respectively. The weighted average lease term was 5.4 years and 8 years for the period ended June 30, 2020 and June 30, 2019, respectively.

Rental income
As of June 30, 2020, we leased out 10 vessels on fixed time charter rates (December 31, 2019: 11 vessels) and 13 vessels (December 31, 2019: 16 vessels) on index-linked time charter rates to third parties with initial periods ranging between one year and ten years. All of these leases are classified as operating leases. Our revenues from these leases have been included with time charter revenues in the Condensed Consolidated Statement of Operations, which solely relates to leasing revenues.
The future minimum operating lease revenue receipts under our non-cancelable fixed rate operating leases as of June 30, 2020 are as follows:

(in thousands of $)
2020 (remaining six months)	27,448
2021	2,823
2022	—
2022	—
2023	—
Thereafter	—
Total minimum lease receipts	30,271

The future minimum operating lease revenue receipts are based on the contractual cash inflows under non-cancelable contracts. The charter hire revenue recognition is based upon the straight-line basis, net of amortization of favorable time charter contracts.

As of June 30, 2020, the cost and accumulated depreciation of the 23 vessels which were leased out to third parties, were $1,093.8 million and $159.7 million, respectively. As of December 31, 2019, the cost and accumulated depreciation of the 27 vessels which were leased out to third parties, were $1,235.1 million and $155.1 million, respectively.